Document and Entity Information	3 Months Ended
	Jun. 30, 2012	Aug. 10, 2012
Document And Entity Information
Entity Registrant Name	Koffee Korner Inc.
Entity Central Index Key	0001544238
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		10,530,000
Amendment Description	Amendment #2
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013